CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 13,703	$ 15,051
Other financial assets	29,968	25,887
Accounts receivable and other	31,929	30,218
Inventory	9,259	8,458
Assets classified as held for sale	19,716	10,291
Equity accounted investments	72,179	68,310
Investment properties	90,910	103,665
Property, plant and equipment	155,640	153,019
Intangible assets	39,946	36,072
Goodwill	38,664	35,730
Deferred income tax assets	4,154	3,723
Total assets	506,068	490,424
Liabilities and Equity
Corporate Borrowings	14,973	14,232
Accounts payable and other	56,509	55,502
Liabilities associated with assets classified as held for sale	9,423	4,721
Non-recourse borrowings of managed entities	235,661	220,560
Deferred income tax liabilities	24,462	25,267
Subsidiary equity obligations	3,395	4,759
Equity [abstract]
Equity	161,645	165,383
Total liabilities and equity	$ 506,068	490,424
Document Fiscal Year Focus	2025
Non-controlling interests
Equity [abstract]
Equity	$ 115,049	119,406
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,103	4,103
Common shares | Common equity
Equity [abstract]
Equity	$ 42,493	$ 41,874